Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number Of Stock Options Exercisable	777,820	877,820	461,320
Average Remaining Contractual Life (years)	2 years 9 months 18 days
Number Of Stock Options Outstanding	2,647,820	2,927,820	461,320	358,660
Options 8
Number Of Stock Options Exercisable	21,360
Average Remaining Contractual Life (years)	10 months 24 days
Exercise Price	$ 0.440
Number Of Stock Options Outstanding	21,360
Options 1
Number Of Stock Options Exercisable	69,200
Average Remaining Contractual Life (years)	10 months 24 days
Exercise Price	$ 0.174
Number Of Stock Options Outstanding	69,200
Options 2
Number Of Stock Options Exercisable	166,200
Average Remaining Contractual Life (years)	3 years 4 months 24 days
Exercise Price	$ 0.200
Number Of Stock Options Outstanding	166,200
Options 3
Number Of Stock Options Exercisable	55,200
Average Remaining Contractual Life (years)	3 years
Exercise Price	$ 0.216
Number Of Stock Options Outstanding	1,825,200
Options 4
Number Of Stock Options Exercisable	115,250
Average Remaining Contractual Life (years)	2 years 10 months 24 days
Exercise Price	$ 0.252
Number Of Stock Options Outstanding	115,250
Options 5
Average Remaining Contractual Life (years)	3 years 8 months 12 days
Exercise Price	$ 0.259
Number Of Stock Options Outstanding	100,000
Options 6
Number Of Stock Options Exercisable	52,650
Average Remaining Contractual Life (years)	3 years
Exercise Price	$ 0.260
Number Of Stock Options Outstanding	52,650
Options 7
Number Of Stock Options Exercisable	177,200
Average Remaining Contractual Life (years)	3 years
Exercise Price	$ 0.264
Number Of Stock Options Outstanding	177,200
Options 9
Number Of Stock Options Exercisable	16,000
Average Remaining Contractual Life (years)	8 months 12 days
Exercise Price	$ 0.510
Number Of Stock Options Outstanding	16,000
Options 10
Number Of Stock Options Exercisable	30,000
Average Remaining Contractual Life (years)	1 month 6 days
Exercise Price	$ 0.550
Number Of Stock Options Outstanding	30,000
Options 11
Number Of Stock Options Exercisable	18,050
Average Remaining Contractual Life (years)	10 months 24 days
Exercise Price	$ 0.620
Number Of Stock Options Outstanding	18,050
Options 12
Number Of Stock Options Exercisable	32,250
Average Remaining Contractual Life (years)	10 months 24 days
Exercise Price	$ 0.680
Number Of Stock Options Outstanding	32,250
Options 13
Number Of Stock Options Exercisable	24,460
Average Remaining Contractual Life (years)	10 months 24 days
Exercise Price	$ 0.720
Number Of Stock Options Outstanding	24,460